INSURANCE CONTRACTS (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Initial balances comprehensive income, beginning	R$ 2,385,912
Changes in other comprehensive income	(1,120,457)	2,385,912
Income and expenses recognized in the period in other comprehensive income	(1,871,540)	3,980,027
Deferred taxes	751,083	(1,594,115)
Closing balance comprehensive income, ending	R$ 1,265,455	R$ 2,385,912